Northern Lights Variable Trust

TOPS® Conservative ETF Portfolio

TOPS® Balanced ETF Portfolio

TOPS® Moderate Growth ETF Portfolio

TOPS® Growth ETF Portfolio

TOPS® Aggressive Growth ETF Portfolio

TOPS® Managed Risk Balanced ETF Portfolio

TOPS® Managed Risk Moderate Growth ETF Portfolio

TOPS® Managed Risk Growth ETF Portfolio

Incorporated herein by reference is the definitive version of the supplement for TOPS® Conservative ETF Portfolio, TOPS® Balanced ETF Portfolio, TOPS® Moderate Growth ETF Portfolio, TOPS® Growth ETF Portfolio, TOPS® Aggressive Growth ETF Portfolio, TOPS® Managed Risk Balanced ETF Portfolio, TOPS® Managed Risk Moderate Growth ETF Portfolio, and TOPS® Managed Risk Growth ETF Portfolio filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on August 5, 2015, (SEC Accession No. 0001580642-15-003317).